Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure		3.00%		2.00%
Long-term debt		$ 13,133,000,000
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap		300,000,000		$ 350,000,000
Notional value		0		$ 0
Forward Agreements [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value			$ 400,000,000
Payment on settlement	$ 3,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap		300,000,000
Long-term debt		300,000,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap		$ 800,000,000
Fixed to floating interest rate swaps, term (in years)		3 years